Loan Servicing	12 Months Ended
Dec. 31, 2023
Loan Servicing
Loan Servicing

Note 5.  Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $136,695,808 and $142,567,853 at December 31, 2023 and 2022, respectively. Proceeds on loan sales of $8,034,329 and $12,865,842 were realized for December 31, 2023 and 2022, with net gains of $153,491 and $237,881 for the respective periods.  Most loan sales are with servicing rights retained.

The following table summarizes changes in MSRs for the years ended December 31,

	2023	2022

Balance at beginning of year	$862,593	$897,720
MSRs capitalized	68,297	120,629
MSRs amortized	(143,877)	(155,756)
Balance at end of period	$787,013	$862,593